Deposits (Maturity Schedule of Time Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Deposits [Abstract]
2023	¥ 739,960
2024	392,234
2025	382,672
2026	245,264
2027	101,973
Thereafter	14,026
Total	¥ 1,876,129	¥ 1,860,253